Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash		$ 2,687,406	$ 4,793,555
Accounts receivable		8,894,146	7,720,366
Due from a shareholder		11,825	10,839
Prepayments and other current assets		1,139,997	14,246
Total current assets		12,733,374	12,539,006
Non-current assets
Operating lease right-of-use assets		18,500	36,923
Total assets		12,751,874	12,575,929
Current liabilities
Accounts payable		3,672,973	11,396,908
Income tax payable		393,037	393,037
Operating lease liabilities, current		18,500	36,190
Accrued expenses and other current liabilities		245,906	134,917
Total current liabilities		4,330,416	11,961,052
Non-current liabilities
Operating lease liabilities, non-current			733
Total liabilities		4,330,416	11,961,785
Shareholders’ equity
Deferred share-based compensation		(4,360,759)
Accumulated losses		(2,417,178)	(3,626,684)
Total shareholders’ equity		8,421,458	614,144
Total liabilities and shareholders’ equity		12,751,874	12,575,929
Class A Ordinary Shares
Shareholders’ equity
Ordinary share, value	[1]	15,199,394	4,240,827
Class B Ordinary Shares
Shareholders’ equity
Ordinary share, value	[1]	$ 1	$ 1

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.